TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio
TDAM U.S. Government Portfolio
Investment Objective
The TDAM U.S. Government Portfolio (the "U.S. Government Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM U.S. Government Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM U.S. Government Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.12%
Total Other Expenses	0.37%
Total Annual Operating Expenses	0.92%

Example
This Example is intended to help you compare the cost of investing in the U.S.
Government Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM U.S. Government Portfolio Investor Class	94	293	509	1,131

Investment Strategies
The U.S. Government Portfolio is a money market fund. The U.S.
Government Portfolio invests in high quality money market
securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services  (or by one, if only one rating service has rated the security).
If unrated,  the security must be determined by the Investment Manager to be of quality  equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its total assets in government securities.
Principal Risks
Interest Rate Risk  - The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or at maturity in full on a timely basis. The U.S.
Government Portfolio reduces credit risk by investing primarily in U.S.
government and agency securities. However, not all of these securities in which the U.S. Government Portfolio may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government
Portfolio to reinvest assets in lower yielding securities.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the U.S. Government Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the U.S.
Government Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the U.S.
Government Portfolio.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Performance
The following bar chart and table illustrate the risks of investing in the Investor
Class of the U.S. Government Portfolio. The bar chart shows changes in the Investor
Class' performance from year to year. The table shows average annual total returns of the Investor  Class of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.
The bar chart shows changes in the Investor Class' performance from year to year.
YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.11% (for the quarter ended 12/31/06) and 0.00% (for the quarter ended 9/30/11), respectively.
The table shows average annual total returns of the Investor Class of the U.S. Government Portfolio.
AVERAGE ANNUAL TOTAL RETURN for the period ended 12/31/11	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM U.S. Government Portfolio Investor Class	0.02%	0.01%	0.01%

[1]	As of 12/31/11, the 7-day yield for the U.S. Government Portfolio - Investor Class was 0.01%.